Share capital - Stock Option Range of Exercise Prices and Weighted Average Years to Expiration (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	16,853	36,066	67,632
Weighted- average years to expiry (in years)	3 years 4 months 9 days
Weighted-average exercise price (in Cdn.$per share)	$ 3.56	$ 3.29	$ 2.96
Number of exercisable options (in shares) | shares	10,249
Weighted-average exercise price (in Cdn.$per share)	$ 3.21
1.12 – 1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	1,043
Weighted- average years to expiry (in years)	1 month 6 days
Weighted-average exercise price (in Cdn.$per share)	$ 1.12
Number of exercisable options (in shares) | shares	1,043
Weighted-average exercise price (in Cdn.$per share)	$ 1.12
2.00 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	33
Weighted- average years to expiry (in years)	2 years 9 months
Weighted-average exercise price (in Cdn.$per share)	$ 2.94
Number of exercisable options (in shares) | shares	20
Weighted-average exercise price (in Cdn.$per share)	$ 2.94
3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	11,949
Weighted- average years to expiry (in years)	2 years 3 months 21 days
Weighted-average exercise price (in Cdn.$per share)	$ 3.41
Number of exercisable options (in shares) | shares	8,856
Weighted-average exercise price (in Cdn.$per share)	$ 3.42
4.00 - 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	3,499
Weighted- average years to expiry (in years)	7 years 9 months 25 days
Weighted-average exercise price (in Cdn.$per share)	$ 4.56
Number of exercisable options (in shares) | shares	330
Weighted-average exercise price (in Cdn.$per share)	$ 4.26
5.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	329
Weighted- average years to expiry (in years)	4 years 3 months 7 days
Weighted-average exercise price (in Cdn.$per share)	$ 6.34
Number of exercisable options (in shares) | shares	0
Weighted-average exercise price (in Cdn.$per share)	$ 0
Bottom of range | 1.12 – 1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	1.12
Bottom of range | 2.00 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.00
Bottom of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.00
Bottom of range | 4.00 - 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.00
Bottom of range | 5.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	5.00
Top of range | 1.12 – 1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	1.99
Top of range | 2.00 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.99
Top of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.99
Top of range | 4.00 - 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.99
Top of range | 5.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	$ 8.53